Offerings	Mar. 25, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share, reserved for issuance pursuant to the Registrant's 2021 Equity Incentive Plan
Amount Registered | shares	2,653,937
Proposed Maximum Offering Price per Unit	13.19
Maximum Aggregate Offering Price	$ 35,005,429.03
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,359.33
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2021 Equity Incentive Plan, as amended from time to time (“2021 Plan”), and the Registrant’s 2021 Employee Stock Purchase Plan, as amended from time to time (“2021 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant’s common stock. Reflects an automatic increase to the number of shares of common stock reserved for issuance pursuant to future awards under the 2021 Plan, which annual increase is provided for in the 2021 Plan.Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $13.19 per share, which is the average of the high and low prices of common stock, as reported on the Nasdaq Global Select Market, on March 18, 2025. The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.00001 par value per share, reserved for issuance pursuant to the Registrant's 2021 Employee Stock Purchase Plan
Amount Registered | shares	530,787
Proposed Maximum Offering Price per Unit	11.22
Maximum Aggregate Offering Price	$ 5,955,430.14
Fee Rate	0.01531%
Amount of Registration Fee	$ 911.78
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the Registrant’s 2021 Equity Incentive Plan, as amended from time to time (“2021 Plan”), and the Registrant’s 2021 Employee Stock Purchase Plan, as amended from time to time (“2021 ESPP”), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of the Registrant’s common stock. Reflects an automatic increase to the number of shares of common stock reserved for issuance under the 2021 ESPP, which annual increase is provided for in the 2021 ESPP.Estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $13.19 per share, which is the average of the high and low prices of common stock, as reported on the Nasdaq Global Select Market, on March 18, 2025. Pursuant to the 2021
ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be at least 85% of the lower of the fair market value of a share of common stock on the first trading day of the offering period or on the exercise date.
The Registrant does not have any fee offsets.